Quarterly Financial Data (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2014:
Revenues	$13,027	$14,088	$14,933	$13,427	$55,475
Gross profit	1,585	1,737	1,919	1,845	7,086
Operating income	706	769	809	159	2,443
Net income	483	548	513	(245)	1,299
Common Unitholders’ interest in net income (loss)	253	295	148	(90)	606
Basic net income (loss) per Common Unit	$0.76	$0.92	$0.44	$(0.28)	$1.77
Diluted net income (loss) per Common Unit	$0.76	$0.92	$0.44	$(0.28)	$1.77

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2013:
Revenues	$11,179	$12,063	$12,486	$12,607	$48,335
Gross profit	1,372	1,497	1,422	1,490	5,781
Operating income (loss)	541	671	545	(138)	1,619
Net income (loss)	402	411	415	(482)	746
Common Unitholders’ interest in net income (loss)	194	165	209	(666)	(98)
Basic net income (loss) per Common Unit	$0.63	$0.53	$0.55	$(1.90)	$(0.18)
Diluted net income (loss) per Common Unit	$0.63	$0.53	$0.55	$(1.90)	$(0.18)